Document and Entity Information	Jan. 09, 2023
Cover [Abstract]
Entity Incorporation State Country Code	MD
Amendment Flag	true
Entity Central Index Key	0001359841
Document Type	8-K/A
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	HANESBRANDS INC.
Entity File Number	001-32891
Entity Tax Identification Number	20-3552316
Entity Address, Address Line One	1000 East Hanes Mill Road
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27105
City Area Code	(336)
Local Phone Number	519-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	HBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Hanesbrands Inc. (the “Company”) filed with the Securities and Exchange Commission on January 12, 2023 (the “Original Form 8-K”), which reported the January 9, 2023 resignation of Michael Dastugue as Chief Financial Officer of the Company, effective February 28, 2023, and the appointment of M. Scott Lewis as Interim Chief Financial Officer and principal financial officer of the Company, effective March 1, 2023. Pursuant to Instruction 2 to Item 5.02 of Form 8-K, this Amendment is being filed solely to provide information called for in Item 5.02(c)(3) of Form 8-K that had not been determined at the time of filing of the Original Form 8-K.